                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Account Management, LLC
Address: 17 Arlington Street
         Boston, MA 02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter de Roetth
Title: Principal
Phone: 617-236-4200

Signature, Place, and Date of Signing:


Peter de Roetth (signature on file)     Boston, MA    November 13, 2008
-----------------------------------   -------------   -----------------
            [Signature]               [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

11/13/2008

                                                                  (SEC USE ONLY)

                                    FORM 13 F

                Name of Reporting Manager Account Management, LLC

                                                                                  Item 6:                             Item 8:
                                                                           Investment Discretion                 Voting Authority
                                                            Item 5:  --------------------------------  Item 7:       (Shares)
                             Item 2:  Item 3:    Item 4:   Shares or          (b) Shared-             Managers --------------------
          Item 1:           Title of   CUSIP   Fair Market Principal           As Defined (c) Shared-    See             (b)    (c)
       Name of Issuer        Class     Number     Value      Amount  (a) Sole in Instr. V    Other    Instr. V (a) Sole Shared None
--------------------------- -------- --------- ----------- --------- -------- ----------- ----------- -------- -------- ------ ----
Berkshire Hathaway Hld B     Common
                             Stock   084670207  13,330,035     3,033    3,033                                     3,033
Central Fund of Canada Ltd.  Common
                              Stock  153501101     411,540    38,000   38,000                                    38,000
Airvana Incorporated         Common
                              Stock  00950V101     524,210    89,000   89,000                                    89,000
Credit Acceptance            Common
Corporation                   Stock  225310101   9,792,221   576,013  576,013                                   576,013
Encana Corporation           Common
                              Stock  292505104   1,281,735    19,500   19,500                                    19,500
FCStone Group Inc.           Common
                              Stock  31308T100     620,655    34,500   34,500                                    34,500
Gold Bullion Sec Ltd. OTC    Common
                              Stock  Q1868U112     320,975     3,700    3,700                                     3,700
Heartland Payment Sys Inc.   Common
                              Stock  42235N108   1,341,900    52,500   52,500                                    52,500
Maxim Integrated Products    Common
                              Stock  57772K101  10,248,401   566,210  566,210                                   566,210
Ritchie Bros. Auction        Common
                              Stock  767744105   1,878,144    80,400   80,400                                    80,400
Smith & Wesson Holding       Common
Corporation                   Stock  831756101      93,500    25,000   25,000                                    25,000
Suncor Energy Inc            Common
                              Stock  867229106     547,820    13,000   13,000                                    13,000
XTO Energy Inc.              Common
                              Stock  98385X106   1,592,147    34,225   34,225                                    34,225
COLUMN TOTALS                                   41,983,283 1,535,081

11/13/2008

                                                                  (SEC USE ONLY)

                                    FORM 13 F

                Name of Reporting Manager Account Management, LLC

                                                                                  Item 6:                             Item 8:
                                                                           Investment Discretion                 Voting Authority
                                                            Item 5:  --------------------------------  Item 7:       (Shares)
                             Item 2:  Item 3:    Item 4:   Shares or          (b) Shared-             Managers --------------------
          Item 1:           Title of   CUSIP   Fair Market Principal           As Defined (c) Shared-    See             (b)    (c)
       Name of Issuer        Class     Number     Value      Amount  (a) Sole in Instr. V    Other    Instr. V (a) Sole Shared None
--------------------------- -------- --------- ----------- --------- -------- ----------- ----------- -------- -------- ------ ----
Barrick Gold Corporation     Common
                              Stock  067901108   7,439,923   202,502  202,502                                   202,502
Canadian Natural Resources   Common
                              Stock  136385101     872,865    12,750   12,750                                    12,750
Conocophillips               Common
                              Stock  20825C104     228,760     3,123    3,123                                     3,123
Fluor Corp (NEW)             Common
                              Stock  343412102   1,613,072    28,960   28,960                                    28,960
Berkshire Hathaway Inc.      Common
Class A. Common               Stock  084670108     522,400         4        4                                         4
Goldcorp Inc.                Common
                              Stock  380956409   2,452,907    77,550   77,550                                    77,550
Heritage-Crystal Clean Inc.  Common
                              Stock  42726M106     273,000    20,000   20,000                                    20,000
Indochina Capital            Common
                              Stock  G47690105      43,800    12,000   12,000                                    12,000
Innerworkings Inc.           Common
                              Stock  45773Y105   3,242,716   292,400  292,400                                   292,400
Kinross Gold CP              Common
                              Stock  496902404   1,018,784    63,200   63,200                                    63,200
KKR Financial Holdings LLC   Common
                              Stock  48248A306     104,940    16,500   16,500                                    16,500
Pan Amer Silver              Common
                              Stock  697900108     275,207    12,380   12,380                                    12,380
Energy Recovery Inc          Common
                              Stock  29270J100   1,198,750   125,000  125,000                                   125,000
SPDR Gold Trust              Common
                              Stock  78463V107     806,464     9,480    9,480                                     9,480
COLUMN TOTALS                                   20,093,588   875,849

11/13/2008

                                                                  (SEC USE ONLY)

                                    FORM 13 F

                Name of Reporting Manager Account Management, LLC

                                                                                  Item 6:                             Item 8:
                                                                           Investment Discretion                 Voting Authority
                                                            Item 5:  --------------------------------  Item 7:       (Shares)
                             Item 2:  Item 3:    Item 4:   Shares or          (b) Shared-             Managers --------------------
          Item 1:           Title of   CUSIP   Fair Market Principal           As Defined (c) Shared-    See             (b)    (c)
       Name of Issuer        Class     Number     Value      Amount  (a) Sole in Instr. V    Other    Instr. V (a) Sole Shared None
--------------------------- -------- --------- ----------- --------- -------- ----------- ----------- -------- -------- ------ ----
Penn West Energy Tru         Common
                              Stock  707885109   1,275,372    52,920   52,920                                    52,920
Petaquilla Minerals LTD      Common
                              Stock  716013107     805,350   885,000  885,000                                   885,000
Transdigm Group Inc.         Common
                              Stock  893641100   1,115,898    32,600   32,600                                    32,600
Powersecure International,   Common
Inc.                          Stock  73936N105   4,261,925   703,288  703,288                                   703,288
                             Common
                              Stock                                         0                                         0
                             Common
                              Stock                                         0                                         0
                             Common
                              Stock                                         0                                         0
                             Common
                              Stock                                         0                                         0
                             Common
                              Stock                                         0                                         0
                             Common
                              Stock                                         0                                         0
                             Common
                              Stock                                         0                                         0
                             Common
                              Stock                                         0                                         0
COLUMN TOTALS                                    7,458,545 1,673,808